CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Accumulated other comprehensive income (loss) [1]	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of fiscal year at Mar. 31, 2022		¥ 5,816,834	¥ 2,665,608	¥ 440,112	¥ (8,342)		¥ 528,019
Performance-based stock compensation program		(256)
Change in ownership interests in consolidated subsidiaries		¥ 16,271
Cancellation of common stock
Other		¥ (120)
Other			¥ (14)
Net income (loss) attributable to MHFG shareholders	¥ (14,009)		(14,009)
Dividends declared			(209,432)
Change during year	209,687			209,283
Purchases of treasury stock					(2,315)
Disposal of treasury stock					1,871
Transactions between the MHFG Group and the noncontrolling interest shareholders							254,914
Dividends paid to noncontrolling interests							(21,732)
Net income (loss) attributable to noncontrolling interests	48,037						48,037
Other							405
Cancellation of treasury stock
Balance at end of fiscal year at Mar. 31, 2023	¥ 9,725,134	5,832,729	¥ 2,442,153	649,395	(8,786)	¥ 8,915,491	809,643
Performance-based stock compensation program		585
Change in ownership interests in consolidated subsidiaries		¥ 463
Cancellation of common stock
Other		¥ (117)
Other			¥ 412
Net income (loss) attributable to MHFG shareholders	¥ 912,473		912,473
Dividends declared			(234,802)
Change during year	336,163			335,184
Purchases of treasury stock					(3,384)
Disposal of treasury stock					2,767
Transactions between the MHFG Group and the noncontrolling interest shareholders							(575,476)
Dividends paid to noncontrolling interests							(18,549)
Net income (loss) attributable to noncontrolling interests	285,519						285,519
Other							979
Cancellation of treasury stock
Balance at end of fiscal year at Mar. 31, 2024	¥ 10,431,187	5,833,660	¥ 3,120,236	984,578	(9,403)	9,929,071	502,116
Performance-based stock compensation program		10
Change in ownership interests in consolidated subsidiaries
Cancellation of common stock	25,492,100	(34,670)	(65,330)
Other		¥ 3
Other
Net income (loss) attributable to MHFG shareholders	¥ 593,393		593,393
Dividends declared			(304,603)
Change during year	(51,591)			(52,799)
Purchases of treasury stock					(102,921)
Disposal of treasury stock					2,862
Transactions between the MHFG Group and the noncontrolling interest shareholders							24,445
Dividends paid to noncontrolling interests							(9,223)
Net income (loss) attributable to noncontrolling interests	(33,637)						(33,637)
Other							1,208
Cancellation of treasury stock					100,000
Balance at end of fiscal year at Mar. 31, 2025	¥ 10,549,924	¥ 5,799,003	¥ 3,343,695	¥ 931,779	¥ (9,462)	¥ 10,065,015	¥ 484,909

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”